Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 0	$ 0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	257	566
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(37)	(117)
Loss on Derivative Instruments [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(37)	(117)
Derivative Financial Instruments Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	257	566
Derivative Financial Instruments, Net of Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0